Annual Total Returns[BarChart] - PROFUND VP OIL GAS - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.25%	2.90%	24.07%	(10.87%)	(23.37%)	24.18%	(3.17%)	(20.22%)	8.52%	(34.46%)